HIGHLAND FLOATING RATE FUND

                        Supplement Dated January 30, 2006
           To Class A, B and C Shares Prospectus Dated January 1, 2006


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         The following replaces the third sentence under the heading "PROSPECTUS
SUMMARY--PERIODIC REPURCHASE OFFERS," on Page 4 of the prospectus:

Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September and December.

                                -----------------


         The following replaces the information under the heading "HOW TO BUY SHARES--INSTRUCTIONS (BY EXCHANGE)," on page 26 of the prospectus:

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By exchange    In connection with each periodic repurchase offer of Highland
               Floating Rate Advantage Fund, shares of this Fund may be acquired through exchange of shares of the same class of Highland Floating Rate Advantage Fund. Also, shares of the RBB Money Market Fund (the "Money Market Fund") may be exchanged at any time for shares of this Fund. To exchange, please contact the Fund c/o the Transfer Agent, PFFC Inc. at the address noted below* or call
               (877) 665-1287.
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                                -----------------


         The following replaces the information under the heading "MULTIPLE SHARE CLASSES--CLASS A SHARES," on page 28 of the Highland Floating Rate Fund prospectus:

         CLASS A SHARES. For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the Distributor as follows:

AMOUNT PURCHASED                                           COMMISSION %
Less than $3 million                                           1.00
$3 million to less than $5 million                             0.80
$5 million to less than $25 million                            0.50
$25 million or more                                            0.25


         For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the Distributor on all purchases of less than $3 million.



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

                           HIGHLAND FLOATING RATE FUND

                        Supplement Dated January 30, 2006
               To Class Z Shares Prospectus Dated January 1, 2006

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         The following replaces the third sentence under the heading "PROSPECTUS
SUMMARY--PERIODIC REPURCHASE OFFERS," on Page 4 of the prospectus:

Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of March, June, September and December.

                                -----------------


         The following replaces the information under the heading "HOW TO BUY SHARES--INSTRUCTIONS (BY EXCHANGE)," on page 24 of the prospectus:

--------------------------------------------------------------------------------
By exchange    In connection with each periodic repurchase offer of Highland
               Floating Rate Advantage Fund, shares of this Fund may be acquired through exchange of shares of the same class of Highland Floating
               Rate Advantage Fund. Also, shares of the RBB Money Market Fund
               (the "Money Market Fund") may be exchanged at any time for shares of this Fund. To exchange, please contact the Fund c/o the
               Transfer Agent, PFFC Inc. at the address noted below* or call
               (877) 665-1287.
--------------------------------------------------------------------------------





                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE